Quarterly Holdings Report
for

Fidelity Advisor® Diversified Stock Fund

June 30, 2019

DESIO-QTLY-0819
1.804792.115

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	290,200	$16,579,126
Entertainment - 2.3%
Electronic Arts, Inc. (a)	23,700	2,399,862
Netflix, Inc. (a)	47,000	17,264,040
The Walt Disney Co.	154,500	21,574,380
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	2,618,206	8,142,621
		49,380,903
Interactive Media & Services - 5.1%
Alphabet, Inc. Class C (a)	56,100	60,639,051
Facebook, Inc. Class A (a)	232,300	44,833,900
Twitter, Inc. (a)	31,800	1,109,820
		106,582,771
Media - 0.8%
Comcast Corp. Class A	399,400	16,886,632
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	108,500	8,044,190

TOTAL COMMUNICATION SERVICES		197,473,622

CONSUMER DISCRETIONARY - 12.3%
Diversified Consumer Services - 0.4%
Arco Platform Ltd. Class A	38,100	1,668,018
Grand Canyon Education, Inc. (a)	38,400	4,493,568
ServiceMaster Global Holdings, Inc. (a)	22,200	1,156,398
		7,317,984
Hotels, Restaurants & Leisure - 1.7%
Churchill Downs, Inc.	30,800	3,544,156
Compass Group PLC	86,800	2,080,750
McDonald's Corp.	121,400	25,209,924
Restaurant Brands International, Inc.	33,800	2,350,452
U.S. Foods Holding Corp. (a)	48,100	1,720,056
YETI Holdings, Inc. (e)	57,800	1,673,310
		36,578,648
Household Durables - 0.2%
D.R. Horton, Inc.	77,000	3,321,010
Internet & Direct Marketing Retail - 5.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	81,700	13,844,065
Amazon.com, Inc. (a)	46,100	87,296,343
Etsy, Inc. (a)	48,900	3,000,993
GrubHub, Inc. (a)(e)	22,900	1,785,971
MercadoLibre, Inc. (a)	14,100	8,625,957
The Booking Holdings, Inc. (a)	1,500	2,812,065
		117,365,394
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(c)(d)(f)	60,000	1,477,200
Multiline Retail - 1.2%
Dollar General Corp.	49,300	6,663,388
Dollar Tree, Inc. (a)	180,800	19,416,112
		26,079,500
Specialty Retail - 1.6%
Five Below, Inc. (a)	32,200	3,864,644
Lowe's Companies, Inc.	121,200	12,230,292
TJX Companies, Inc.	210,900	11,152,392
Ulta Beauty, Inc. (a)	17,700	6,139,953
		33,387,281
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (a)	51,000	1,768,680
LVMH Moet Hennessy Louis Vuitton SE	31,260	13,289,424
NIKE, Inc. Class B	179,900	15,102,605
Tory Burch LLC (a)(b)(c)(d)	28,846	1,606,418
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	25,000	633,750
		32,400,877

TOTAL CONSUMER DISCRETIONARY		257,927,894

CONSUMER STAPLES - 6.7%
Beverages - 1.8%
Keurig Dr. Pepper, Inc.	197,600	5,710,640
Monster Beverage Corp. (a)	190,300	12,146,849
PepsiCo, Inc.	37,200	4,878,036
The Coca-Cola Co.	313,200	15,948,144
		38,683,669
Food & Staples Retailing - 2.1%
BJ's Wholesale Club Holdings, Inc.	375,600	9,915,840
Costco Wholesale Corp.	29,800	7,874,948
Walmart, Inc.	227,700	25,158,573
		42,949,361
Food Products - 0.5%
Mondelez International, Inc.	191,100	10,300,290
Household Products - 2.0%
Clorox Co.	23,100	3,536,841
Kimberly-Clark Corp.	44,600	5,944,288
Procter & Gamble Co.	299,300	32,818,245
		42,299,374
Personal Products - 0.3%
Coty, Inc. Class A	62,700	840,180
Estee Lauder Companies, Inc. Class A	32,800	6,006,008
		6,846,188

TOTAL CONSUMER STAPLES		141,078,882

ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
BP PLC	909,700	6,337,668
Hess Corp.	152,000	9,662,640
Parsley Energy, Inc. Class A (a)	168,600	3,205,086
Pioneer Natural Resources Co.	98,700	15,185,982
Reliance Industries Ltd.	357,956	6,505,506
Valero Energy Corp.	16,400	1,404,004
		42,300,886
FINANCIALS - 12.3%
Banks - 5.8%
Bank of America Corp.	1,501,800	43,552,200
Citigroup, Inc.	314,500	22,024,435
HDFC Bank Ltd. sponsored ADR	38,900	5,058,556
JPMorgan Chase & Co.	237,900	26,597,220
M&T Bank Corp.	93,700	15,935,559
SunTrust Banks, Inc.	123,400	7,755,690
		120,923,660
Capital Markets - 3.6%
Charles Schwab Corp.	28,600	1,149,434
CME Group, Inc.	94,600	18,362,806
E*TRADE Financial Corp.	52,900	2,359,340
Goldman Sachs Group, Inc.	24,100	4,930,860
HDFC Asset Management Co. Ltd. (g)	978	29,242
IntercontinentalExchange, Inc.	86,800	7,459,592
Morningstar, Inc.	31,986	4,626,455
MSCI, Inc.	62,700	14,972,133
S&P Global, Inc.	59,700	13,599,063
The Blackstone Group LP	165,300	7,342,626
Tradeweb Markets, Inc. Class A	9,000	394,290
		75,225,841
Consumer Finance - 0.8%
American Express Co.	137,200	16,935,968
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	110,800	23,619,236
KKR Renaissance Co-Invest LP unit (a)(c)	24,163	10,127,397
		33,746,633
Insurance - 0.5%
American International Group, Inc.	139,600	7,437,888
MetLife, Inc.	38,600	1,917,262
		9,355,150

TOTAL FINANCIALS		256,187,252

HEALTH CARE - 15.3%
Biotechnology - 2.5%
AbbVie, Inc.	177,600	12,915,072
Alexion Pharmaceuticals, Inc. (a)	84,700	11,094,006
Neurocrine Biosciences, Inc. (a)	32,100	2,710,203
Sarepta Therapeutics, Inc. (a)	33,600	5,105,520
Vertex Pharmaceuticals, Inc. (a)	108,800	19,951,744
		51,776,545
Health Care Equipment & Supplies - 6.7%
Alcon, Inc. (a)	134,700	8,358,135
Becton, Dickinson & Co.	80,800	20,362,408
Boston Scientific Corp. (a)	618,904	26,600,494
Danaher Corp.	204,800	29,270,016
Edwards Lifesciences Corp. (a)	45,500	8,405,670
Hologic, Inc. (a)	132,350	6,355,447
Intuitive Surgical, Inc. (a)	25,000	13,113,750
Masimo Corp. (a)	16,400	2,440,648
Stryker Corp.	92,700	19,057,266
Teleflex, Inc.	13,300	4,404,295
Wright Medical Group NV (a)	70,928	2,115,073
		140,483,202
Health Care Providers & Services - 2.1%
HCA Holdings, Inc.	32,000	4,325,440
Humana, Inc.	23,100	6,128,430
UnitedHealth Group, Inc.	138,500	33,795,385
		44,249,255
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	75,700	22,231,576
Pharmaceuticals - 2.9%
Allergan PLC	93,800	15,704,934
AstraZeneca PLC sponsored ADR	370,600	15,298,368
Bristol-Myers Squibb Co.	179,200	8,126,720
Corteva, Inc.	18,400	544,088
Eli Lilly & Co.	16,100	1,783,719
Roche Holding AG (participation certificate)	15,910	4,473,699
Zoetis, Inc. Class A	129,400	14,685,606
		60,617,134

TOTAL HEALTH CARE		319,357,712

INDUSTRIALS - 8.9%
Aerospace & Defense - 1.9%
Northrop Grumman Corp.	65,900	21,292,949
The Boeing Co.	26,400	9,609,864
TransDigm Group, Inc. (a)	17,000	8,224,600
		39,127,413
Airlines - 0.1%
Southwest Airlines Co.	60,600	3,077,268
Commercial Services & Supplies - 0.5%
Copart, Inc. (a)	19,300	1,442,482
Rollins, Inc.	43,400	1,556,758
Tomra Systems ASA	205,900	6,768,032
		9,767,272
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc.	139,400	11,763,966
Electrical Equipment - 0.7%
AMETEK, Inc.	96,700	8,784,228
Fortive Corp.	70,300	5,730,856
		14,515,084
Industrial Conglomerates - 0.4%
General Electric Co.	757,000	7,948,500
Machinery - 0.7%
Deere & Co.	81,500	13,505,365
Xylem, Inc.	22,300	1,865,172
		15,370,537
Professional Services - 0.5%
IHS Markit Ltd. (a)	151,700	9,666,324
Road & Rail - 3.5%
CSX Corp.	153,500	11,876,295
J.B. Hunt Transport Services, Inc.	23,200	2,120,712
Lyft, Inc.	223,630	13,959,991
Norfolk Southern Corp.	129,100	25,733,503
Union Pacific Corp.	123,300	20,851,263
		74,541,764

TOTAL INDUSTRIALS		185,778,128

INFORMATION TECHNOLOGY - 24.4%
Communications Equipment - 1.5%
Arista Networks, Inc. (a)	7,700	1,999,074
Cisco Systems, Inc.	453,800	24,836,474
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	469,100	4,456,450
		31,291,998
IT Services - 6.3%
Accenture PLC Class A	73,600	13,599,072
Adyen BV (g)	4,238	3,270,194
Broadridge Financial Solutions, Inc.	19,300	2,464,224
EPAM Systems, Inc. (a)	1,300	225,030
Fastly, Inc. Class A	4,300	87,204
Global Payments, Inc.	13,200	2,113,716
GoDaddy, Inc. (a)	67,700	4,749,155
MasterCard, Inc. Class A	155,900	41,240,227
MongoDB, Inc. Class A (a)	26,100	3,969,549
PayPal Holdings, Inc. (a)	111,700	12,785,182
Visa, Inc. Class A	274,500	47,639,475
		132,143,028
Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	56,400	6,365,868
ASML Holding NV	59,500	12,371,835
Broadcom, Inc.	21,500	6,188,990
Lam Research Corp.	60,600	11,383,104
Marvell Technology Group Ltd.	230,200	5,494,874
NVIDIA Corp.	18,400	3,021,832
NXP Semiconductors NV	169,400	16,535,134
Qualcomm, Inc.	278,700	21,200,709
Xilinx, Inc.	38,600	4,551,712
		87,114,058
Software - 10.9%
2U, Inc. (a)(e)	159,800	6,014,872
Adobe, Inc. (a)	84,400	24,868,460
Autodesk, Inc. (a)	13,000	2,117,700
Black Knight, Inc. (a)	125,000	7,518,750
HubSpot, Inc. (a)	5,800	989,016
Intuit, Inc.	68,500	17,901,105
Microsoft Corp.	831,400	111,374,344
Salesforce.com, Inc. (a)	156,900	23,806,437
ServiceNow, Inc. (a)	17,300	4,750,061
Splunk, Inc. (a)	24,300	3,055,725
The Trade Desk, Inc. (a)	19,200	4,373,376
Workday, Inc. Class A (a)	102,700	21,113,066
		227,882,912
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	157,300	31,132,816

TOTAL INFORMATION TECHNOLOGY		509,564,812

MATERIALS - 2.4%
Chemicals - 1.7%
CF Industries Holdings, Inc.	195,500	9,131,805
Dow, Inc. (a)	93,981	4,634,203
Linde PLC	60,900	12,228,720
Nutrien Ltd.	139,200	7,441,632
Olin Corp.	86,700	1,899,597
The Chemours Co. LLC	47,800	1,147,200
		36,483,157
Containers & Packaging - 0.2%
Avery Dennison Corp.	33,800	3,909,984
Metals & Mining - 0.5%
Barrick Gold Corp.	537,214	8,471,865
Franco-Nevada Corp.	18,300	1,553,240
Newmont Goldcorp Corp.	9,600	369,312
		10,394,417

TOTAL MATERIALS		50,787,558

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.4%
American Tower Corp.	155,500	31,791,975
Crown Castle International Corp.	148,900	19,409,115
Equinix, Inc.	22,000	11,094,380
Equity Residential (SBI)	13,500	1,024,920
SBA Communications Corp. Class A (a)	38,200	8,588,888
		71,909,278
UTILITIES - 1.1%
Electric Utilities - 1.1%
NextEra Energy, Inc.	60,300	12,353,058
Vistra Energy Corp.	481,200	10,894,368
		23,247,426
TOTAL COMMON STOCKS
(Cost $1,558,728,709)		2,055,613,450

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Topgolf International, Inc. Series F (a)(c)(d)	78,650	1,187,615
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	37,746	696,791
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,503,211)		1,884,406

Money Market Funds - 1.8%
Fidelity Cash Central Fund 2.42% (h)	32,142,740	32,149,168
Fidelity Securities Lending Cash Central Fund 2.42% (h)(i)	4,660,770	4,661,237
TOTAL MONEY MARKET FUNDS
(Cost $36,810,405)		36,810,405
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,597,042,325)		2,094,308,261
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,435,546)
NET ASSETS - 100%		$2,092,872,715

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,238,042 or 1.1% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,299,436 or 0.2% of net assets.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Cloudflare, Inc. Series D, 8.00%	9/10/18	$415,206
KKR Renaissance Co-Invest LP unit	7/25/13	$2,549,197
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
Topgolf International, Inc. Series F	11/10/17	$1,088,005
Tory Burch LLC	5/14/15	$2,143,683
WME Entertainment Parent, LLC Class A	8/16/16	$4,981,556

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$540,310
Fidelity Securities Lending Cash Central Fund	181,088
Total	$721,398

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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